Intangible Assets Other Than Goodwill (Tables)	12 Months Ended
Dec. 31, 2016
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
Schedule of intangible assets

December 31, 2016	Acquisition Cost	Accumulated Amortization	Net Book Value December 31, 2016
Trade name	$ 10,420	$ (9,378)	$ 1,042
Port terminal operating rights	53,152	(10,162)	42,990
Customer relationships	36,120	(16,601)	19,519

Total intangible assets	$ 99,692	$ (36,141)	$ 63,551
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December 31, 2015	Acquisition Cost	Accumulated Amortization	Net Book Value December 31, 2015
Trade name	$ 10,420	$ (8,336)	$ 2,084
Port terminal operating rights	53,152	(9,456)	43,696
Customer relationships	36,120	(14,826)	21,294

Total intangible assets	$ 99,692	$ (32,618)	$ 67,074

Schedule of aggregate amortization of intangible assets

Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Trade name	$ 1,042	$ —	$ —	$ —	$ —	$ —	$ 1,042
Port terminal operating rights	895	990	990	990	990	38,135	42,990
Customer relationships	1,775	1,775	1,775	1,775	1,775	10,644	19,519

Total	$ 3,712	$ 2,765	$ 2,765	$ 2,765	$ 2,765	$ 48,779	$ 63,551